OTHER INCOME/(EXPENSE)	12 Months Ended
Dec. 31, 2017
OTHER INCOME/(EXPENSE) [Abstract]
OTHER INCOME/(EXPENSE)

NOTE 17 — OTHER (EXPENSE)/ INCOME:

For the year ended December 31,	2017	2016	2015
Investment income:
Interest	$676	$376	$66
	676	376	66
Net actuarial gains/(losses) on pension	526	(380)	677
Write-off of deferred financing costs	(7,020)	(5,097)	-
Discount on repurchase of debt	-	3,755	-
	$(5,818)	$(1,346)	$743

Refer to Note 8, “Debt,” for additional information relating to write-off of deferred financing costs and discount on repurchase of debt.